SEGMENTED INFORMATION (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Information
Revenues	37,641	32,918	24,660
Property, plant and equipment, net	53,830	42,279
Canada
Geographic Information
Revenues	14,963	12,690	11,629
Property, plant and equipment, net	27,420	22,865
United States
Geographic Information
Revenues	22,678	20,228	13,031
Property, plant and equipment, net	26,410	19,414